RELATED PARTY TRANSACTIONS (Schedule of amounts due from and to related parties, excluding direct financing lease balances) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2020
Amounts due from and to related parties [Abstract]
Loans to related parties - associated companies, long-term	$ 45,000	$ 45,000
Disposal group, disposed of by sale, not discontinued operations | River Box
Amounts due from and to related parties [Abstract]
Subsidiary, percentage ownership sold (in percentage)			50.10%
River Box
Amounts due from and to related parties [Abstract]
Loans to related parties - associated companies, long-term	45,000
Equity method investment, ownership percentage			49.90%
Related Party
Amounts due from and to related parties [Abstract]
Allowance for expected credit losses	(25)	(30)
Other receivables	3,589	4,392
Loans to related parties - associated companies, long-term	45,000	45,000
Due to related parties	1,504	1,936
Related Party | Frontline Shipping
Amounts due from and to related parties [Abstract]
Due to related parties	1,192	1,788
Related Party | Frontline
Amounts due from and to related parties [Abstract]
Other receivables, gross	3,298	3,854
Due to related parties	0	2
Related Party | Seatankers
Amounts due from and to related parties [Abstract]
Other receivables, gross	88	0
Due to related parties	95	0
Related Party | Golden Ocean
Amounts due from and to related parties [Abstract]
Other receivables, gross	0	374
Due to related parties	173	141
Related Party | Sloan Square Capital
Amounts due from and to related parties [Abstract]
Other receivables, gross	195	183
Related Party | NorAm Drilling
Amounts due from and to related parties [Abstract]
Other receivables, gross	19	0
Related Party | River Box
Amounts due from and to related parties [Abstract]
Other receivables, gross	10	10
Related Party | Front Ocean
Amounts due from and to related parties [Abstract]
Due to related parties	39	0
Related Party | Other related parties
Amounts due from and to related parties [Abstract]
Other receivables, gross	4	1
Due to related parties	5	5
Related Party | River Box
Amounts due from and to related parties [Abstract]
Loans to related parties - associated companies, long-term	$ 45,000	$ 45,000